U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.   Name and address of issuer:

                              Ivy Fund
                              Via Mizner Financial Plaza
                              Suite 300
                              700 South Federal Highway
                              Boca Raton, FL  33432

          2.   Name of each series or class of funds for which
this notice                is filed:

                              Ivy Growth Fund
                              Ivy Growth with Income Fund
                              Ivy International Fund
                              Ivy Emerging Growth Fund
                              Ivy China Region Fund
                              Ivy Latin America Strategy Fund
                         Ivy New Century Fund
                              Ivy Money Market Fund
                              Ivy Canada Fund
                              Ivy Global Fund
                              Ivy Global Science &
                                Technology Fund
                              Ivy Bond Fund

          3.   Investment Company Act File Number:  811-1028

               Securities Act File Number:   2-17613

          4. Last day of fiscal year for which this notice is filed:

                              December 31, 1996

          5.   Check box if this notice is being filed more than
180 days                after the close of the issuer's fiscal
year for purposes of                reporting securities sold
after the close of the fiscal year                but before
termination of the issuer's 24f-2 declaration:

                              [    ]

          6.   Date of termination of issuer's declaration under
Rule 24f-               2(a)(1), if applicable (see Instruction
A.6):
















          7.   Number and amount of securities of the same class
or series                which had been registered under the
Securities Act of 1933                other than pursuant to Rule
24f-2 in a prior fiscal year,                but which remained
unsold at the beginning of the fiscal                year:
                              None

          8.   Number and amount of securities registered during
the fiscal                year other than pursuant to Rule 24f-2:

                              None

          9.   Number and aggregate sale price of securities sold
during                the fiscal year:

                              134,193,937 shares of beneficial
interest                               were sold during the
fiscal year with an                               aggregate sale
price of $1,167,523,725.

          10.  Number and aggregate sale price of securities sold
during                the fiscal year in reliance upon
registration pursuant to                Rule 24f-2:

                              134,193,937 shares of beneficial
interest                               were sold during the
fiscal year with an                               aggregate sale
price of $1,167,523,725.

          11.  Number and aggregate sale price of securities
issued during                the fiscal year in connection with
dividend reinvestment                plans, if applicable (see
Instruction B.7):

                              5,033,489 shares of beneficial
interest were                               issued during the
fiscal year in connection                               with
dividend reinvestment plans with an
aggregate sale price of $78,372,745.

          12.  Calculation of registration fee:

               (i)       Aggregate sale price of securities sold
during the                          fiscal year in reliance on
Rule 24f-2 (from Item                          10):

                              $1,167,523,725

               (ii)      Aggregate price of shares issued in
connection                          with dividend reinvestment
plans (from Item 11, if                          applicable):

                              + 78,372,745

               (iii)     Aggregate price of shares redeemed or
repurchased                          during the fiscal year (if
applicable):

                              - 484,722,322












               (iv)      Aggregate price of shares redeemed or
repurchased                          and previously applied as a
reduction to filing                          fees pursuant to
Rule 24e-2 (if applicable):

                              +

               (v)       Net aggregate price of securities sold
and issued                          during the fiscal year in
reliance on Rule 24f-2                          (line (i), plus
line (ii), less line (iii), plus                          line
(iv)) (if applicable):

                              761,174,148

               (vi)      Multiplier prescribed by Section 6(b) of
the                          Securities Act of 1933 or other
applicable law or                          regulation (see
Instruction C.6):

                              x 1/3300

               (vii)     Fee due (line (i) or line (v) multiplied
by line                          (vi)):

                              = 230,658.83

          Instruction:   Issuers should complete lines (ii),
(iii), (iv),                          and (v) only if the form is
being filed within 60                          days after the
close of the issuer's fiscal year.                           See
Instruction C.3.

          13.  Check box if fees are being remitted to the
Commission's                lockbox depository as described in
Section 3a of the                Commission's Rules of Informal
and Other Procedures (17 CFR                202.3a).
                              [x]

               Date of mailing or wire transfer of filing fees to
the                Commission's lockbox depository:

                              February 19, 1997


                                      SIGNATURES

          This report has been signed below by the following
persons on           behalf of the issuer and in the capacities
and on the date           indicated.

          By (Signature and Title):*    /s/ C. William Ferris

___________________________
 C. William Ferris,
                                        Secretary/Treasurer
   Date: February 20, 1997

          *    Please print the name and title of the signing
officer below                the signature.


























                                        February 20, 1997



          Ivy Fund
          700 South Federal Highway
          Suite 300
          Boca Raton, FL 33432

          Dear Sirs:

               As counsel for Ivy Fund (the "Trust"), we are
familiar with           the registration of the Trust under the
Investment Company Act of           1940 (File No. 811-1028) and
the registration statement relating           to its shares of
beneficial interest (the "Shares") under the           Securities
Act of 1933 (File No. 2-17613). We also have examined such other records of the Trust, agreements, documents and instruments as we deemed appropriate.

               Based upon the foregoing, it is our opinion that
the Shares           sold at the public offering price and
delivered by the Trust           against receipt of the net asset
value of the Shares have been           duly and validly
authorized and issued as fully paid and           nonassessable
Shares of the Trust.

               We consent to the filing of this opinion in
connection with           the Notice for the fiscal year ended
December 31, 1996, pursuant           to Rule 24f-2 under the
Investment Company Act of 1940, on behalf           of the Trust
with the Securities and Exchange Commission.

                                        Very truly yours,


                                        /s/ Dechert Price &
Rhoads